Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 19,751	$ 19,549
Accounts receivable	34,281	39,127
Interest receivable	6,084	5,688
Customer relationship and other amortized intangibles	1,988	3,034
Non-residential real estate	134	270
Operating lease assets	9,036	9,666
Due from customers on acceptances	258	177
Other	9,444	13,785
Total other assets	79,850	90,244	[1]
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	88	120
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate	229	252
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	0	769
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	$ 545	$ 841

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.